SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.       14            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             13       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678

       Mary Ellyn Minenko, 50583 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on November 6, 2003 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment no. 14 ("Amendment 14") under the Securities Act of 1933, as amended, (the "1933 Act") to the registration statement of American Enterprise Variable Annuity Account ("Registrant") (File No. 333-92297) hereby incorporates by reference all of the information set forth in Registrant's post-effective amendment no. 12 ("Amendment 12") which was filed on or about August 8, 2003. The sole purpose of this Amendment 14 is to delay the effectiveness of Amendment 12 until November 6, 2003. Registrant previously filed post-effective amendment no. 13 on or about October 6, 2003 to delay the effectiveness of Amendment 12 until October 27, 2003. In accordance with Rule 485(b)(1)(ii) of the 1933 Act, Registrant is filing this Amendment 14 to delay the effectiveness of Amendment 12 until November 6, 2003 which is 30 days after the effective date designated in Amendment 12.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of October, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of October, 2003.

Signature                                           Title

/s/  Gumer C. Alvero*                   Chairman of the Board of Directors
     ---------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**               Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                   Director, President and Chief
     ---------------                    Executive Officer
     Carol A. Holton                    (Chief Executive Officer)

/s/  Paul S. Mannweiler*                Director
     -------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                Vice President and Controller
     -----------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*               Director
     -------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                Vice President - Treasurer
     -----------------                  (Principal Financial Officer)
     John T. Sweeney




   * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

  ** Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

 *** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically as Exhibit 14.3 to Post-Effective Amendment No. 11 to Registration Statment No. 333-92297, is incorporated by reference.

**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically as Exhibit 14.4 to Post-Effective Amendment No. 11 to Registration Statment No. 333-92297, is incorporated by reference.


By: /s/ Mary Ellyn Minenko
    ----------------------
        Mary Ellyn Minenko